Basis of Presentation	3 Months Ended
Mar. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation:
In the opinion of management, the accompanying unaudited condensed consolidated financial statements of Albemarle Corporation and our wholly-owned, majority-owned and controlled subsidiaries (collectively, “Albemarle,” “we,” “us,” “our” or “the Company”) contain all adjustments necessary for a fair statement, in all material respects, of our condensed consolidated balance sheets as of March 31, 2014 and December 31, 2013, and our consolidated statements of income, consolidated statements of comprehensive income, consolidated statements of changes in equity and condensed consolidated statements of cash flows for the three-month periods ended March 31, 2014 and 2013. All adjustments are of a normal and recurring nature. These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2013, which was filed with the Securities and Exchange Commission (SEC) on February 25, 2014. The December 31, 2013 consolidated balance sheet data herein was derived from audited financial statements, but does not include all disclosures required by generally accepted accounting principles (GAAP) in the United States (U.S.). The results of operations for the three-month period ended March 31, 2014 are not necessarily indicative of the results to be expected for the full year. Certain reclassifications have been made to the accompanying consolidated financial statements and the notes thereto to conform to the current presentation.
Recast of Financial Information for Discontinued Operations
On April 15, 2014, the Company signed a definitive agreement to sell its antioxidant, ibuprofen and propofol businesses and assets to SI Group, Inc. for an undisclosed amount of cash. In the second quarter of 2014, the Company began accounting for these assets as held for sale. The Company has recast certain historical information to reflect the results of operations of the disposal group as discontinued operations for all periods presented, including the consolidated statements of income and throughout the document. Long-lived assets and asset groups are classified as held for sale and reported as discontinued operations in the periods in which the specific criteria are met in accordance with applicable accounting standards.
A summary of results of discontinued operations is as follows (in thousands):

	Three Months Ended March 31,
	2014	2013
Net sales	$56,836	$55,028

(Loss) income from discontinued operations	$(2,513)	$2,489
Income tax (benefit) expense	(744)	654
(Loss) income from discontinued operations (net of tax)	$(1,769)	$1,835